Significant acquisition and equity transactions (Tables)	12 Months Ended
Dec. 31, 2014
Significant acquisition and equity transactions
Schedule of tangible assets acquired and liabilities assumed

	USD	Weighted average amortization period at the acquisition date (in years)
Working capital, net	(2,373,779)
Liabilities assumed	(19,971,405)
Net tangible assets acquired	6,596,403
Intangible assets	204,301,585
Including: Customer Relationships	48,391,371	5
Trademarks	144,430,367	5
Non-compete agreement	11,479,847	3
Goodwill	9,821,962
Deferred tax liabilities	(48,395,269)
Noncontrolling interest	(37,479,497)

Total consideration	112,500,000